Stock Based Compensation (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Based Compensation [Abstract]
Stock Based Compensation
NOTE 11. STOCK BASED COMPENSATION
Stock Incentive Plans
As of March 31, 2025, the number of securities remaining available for future issuance under the Company's 2023 Omnibus Incentive Compensation Plan is 141,000.
For the three months ended March 31, 2025 and 2024, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2025	2024
Employee compensation:
Stock compensation expense	$22	$43
Total employee stock-based compensation expense	$22	$43

Restricted Stock
The following table summarizes the Company's restricted stock activity for the three months ended March 31, 2025:

	Number of Shares (000's)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2024	86	$2.61
Vested	(13)	$3.61
Unvested, March 31, 2025	73	$2.43

No restricted stock awards were granted for three months ended March 31, 2025. The remaining unvested shares at March 31, 2025 will vest over the next 1.8 years with $134 thousand in compensation expense recognized over this period.
Common Stock Options
The following summarizes the Company's employee stock option activity for the three months ended March 31, 2025:

	Number of Shares (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000's)
Outstanding, December 31, 2024	48	$2.68	8.5	$—
Granted	—	$—
Outstanding, March 31, 2025	48	$2.68	8.3	$17.9
Outstanding and Vested, March 31, 2025	48	$2.68	8.3	$17.9

No stock options were granted for three months ended March 31, 2025. All outstanding stock options are vested, and the Company has no unrecognized compensation expense related to common stock options as of March 31, 2025. The intrinsic value is based upon a stock option grant to purchase 24,000 shares of common stock with an exercise price of $2.03 and the closing price of the Company's common stock on March 31, 2025.
The following summary information reflects stock options outstanding, vested, and related details as of March 31, 2025:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Number of Shares (000's)	Weighted Average Exercise Price
$2.03-$3.32	48	8.3	$2.68	48	$2.68

Common Stock Warrants
The following summarizes the Company's warrant activity for the three months ended March 31, 2025:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding and Vested, December 31, 2024	15	$51.00	0.2	$—
Granted	—	$—
Outstanding and Vested, March 31, 2025	15	$51.00	—	$—

No warrants were granted during the three months ended March 31, 2025. All outstanding warrants are vested and expire on April 1, 2025; thus, the Company has no unrecognized compensation expense related to common stock warrants as of March 31, 2025.

NOTE 12. STOCK BASED COMPENSATION
Stock Incentive Plans
On September 21, 2023 (the “Effective Date”), our Board of Directors (the “Board”) approved the Regional Health Properties, Inc. 2023 Omnibus Incentive Compensation Plan (the “2023 Plan”), which was approved by the Company's shareholders on November 16, 2023 at the 2023 Annual Meeting of Shareholders. The 2023 Plan authorizes the Compensation Committee of the Board of the Company to grant awards to non-employee directors, employees (including executive officers) and consultants. Under the terms of the 2023 Plan, the maximum number of shares of common stock reserved for delivery in settlement of awards shall be an aggregate of 225,000 shares of our common stock and grants are subject to certain limitations. The 2023 Plan permits the grant of any or all of the following types of awards to grantees: (i) stock options, including non-qualified options and incentive stock options; (ii) stock appreciation rights; (iii) restricted shares; (iv) performance units; (v) performance shares; (vi) deferred stock; (vii) restricted stock units; (viii) dividend equivalents; and (vii) other stock-based awards.
The 2023 Plan shall remain in effect, subject to the right of the Board to amend or terminate the 2023 Plan at any time, until the earlier of 11:59 p.m. (ET) on September 21, 2033, or the date all shares subject to the 2023 Plan shall have been issued and the restrictions on all restricted shares granted under the Plan shall have lapsed, according to the 2023 Plan’s provisions.
Our 2023 Plan replaced the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). Outstanding awards under the 2020 Plan will continue to be governed by the terms of the 2020 Plan until exercised, expired or otherwise terminated or canceled, but no further equity awards will be granted under the 2020 Plan.
On November 4, 2020, the Board adopted the 2020 Plan which was approved by the Company’s shareholders on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan was 250,000 shares, subject to certain adjustments. No awards could be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options could be granted after the 10th anniversary of the date of Board approval of the 2020 Plan. As of September 21, 2023, the effective date of the 2023 Plan, no additional awards may be granted under the 2020 Plan.
As of December 31, 2024, the number of securities remaining available for future issuance under our 2023 Plan is 141,000.
The following table summarizes employee stock-based compensation for the years ended December 31, 2024 and 2023:

	Year Ending December 31,
Amounts in (000's)	2024	2023
Employee compensation:
Stock options	$42	$72
Restricted stock	72	285
Total employee stock-based compensation expense	$114	$357

As of December 31, 2024, the remaining stock-based compensation expense that is expected to be recognized in future periods is $0.2 million, which the Company expects to recognize over an estimated weighted average period of two years.
Common Stock Options
The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2024 and 2023:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's)
Outstanding at December 31, 2022	13	$47.53	1.6	$—
Granted	24	$3.32
Expired	(4)	$48.96
Outstanding at December 31, 2023	33	$14.84	6.9	$—
Granted	24	$2.03
Expired	(9)	$46.80
Outstanding at December 31, 2024	48	$2.68	8.5	$—

For the year ended December 31, 2024, a stock option to purchase 24,000 shares of common stock was granted under our 2023 Plan to an employee with an exercise price of $2.03. The weighted average fair value of the option granted was $1.77 and was estimated using the Black-Scholes option-pricing model with the following assumptions: (i) expected term of 5.27 years, (ii) risk free interest rate of 3.81%, (iii) dividend yield of 0.0%, and (iv) expected volatility of 127.14%.
For the year ended December 31, 2023, a stock option to purchase 24,000 shares of common stock was granted under our 2020 Plan to an employee with an exercise price of $3.32. The weighted average fair value of the option granted was $2.99 and was estimated using the Black-Scholes option-pricing model with the following assumptions: (i) expected term of 5.0 years, (ii) risk free interest rate of 3.95%, (iii) dividend yield of 0.0%, and (iv) expected volatility of 143.23%.
The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2024:

	Stock Options Outstanding			Stock Option Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$2.03	24	9.0	$2.03	11	$2.03
$3.32	24	8.0	$3.32	24	$3.32
Total	48	8.5	$2.68	35	$2.91

The unvested stock options as of December 31, 2024 vest on January 1, 2025. The Company has no unrecognized compensation expense related to common stock stock options as of December 31, 2024.
Common Stock Warrants
The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.
The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2024 and 2023:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's)
Outstanding at December 31, 2022	35	$53.31	1.9	$—
Granted	—	$—
Expired	(3)	$63.81
Outstanding at December 31, 2023	32	$52.50	1.0	$—
Granted	—	$—
Expired	(17)	$53.88
Outstanding at December 31, 2024	15	$51.00	0.2	$—

No warrants were granted during the years ended December 31, 2024 and December 31, 2023. The Company has no unrecognized compensation expense related to common stock warrants as of December 31, 2024.
The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2024:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$51.00	15	0.2	$51.00	15	$51.00
Total	15	0.2	$51.00	15	$51.00

Restricted Stock
The following summarizes the Company’s restricted stock activity for the years ended December 31, 2024 and 2023:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	51	$8.99
Granted	99	$3.61
Vested	(26)	$9.06
Forfeited	(44)	$3.61

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	80	$5.27
Granted	65	$2.18
Vested	(43)	$6.67
Forfeited	(16)	$3.15
Unvested at December 31, 2024	86	$2.61

For restricted stock unvested at December 31, 2024, approximately $0.2 million in compensation expense will be recognized over the next two years.